Exercise of Stock Option Using Net Exercise Method (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options exercised	312,925	30,529	507,088	221,057
Shares withheld	269,839	21,681	391,395	148,906
Shares issued	43,086	8,848	115,693	72,151
Average market value per share withheld		$ 16.46	$ 16.46
Aggregate market value of shares withheld (in thousands)		$ 357	$ 6,442